PRINCIPAL ACCOUNTING POLICIES (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) company	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($) ¥ / $	Dec. 31, 2015 CNY (¥) ¥ / $	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Principal accounting policies
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements | ¥ / $				6.4778	6.4778
Equity interest				$ 3,520	¥ 22,800
Impairment of intangible assets	¥ 0	¥ 0	¥ 0
Impairment of long-lived assets recognized	¥ 0	0	0
Value-added tax rate (as a percent)	6.00%
Business tax rate (as a percent)	5.00%
Advertising and promotion expenses	¥ 123,745	¥ 107,119	¥ 80,307
Minimum
Principal accounting policies
Useful life of purchased intangible assets	5 years
Estimated useful lives of intangible assets arising from acquisitions	5 years
Display period of online recruitment services	7 days
Maximum
Principal accounting policies
Useful life of purchased intangible assets	10 years
Estimated useful lives of intangible assets arising from acquisitions	20 years
Display period of online recruitment services	1 year
Land use rights | Minimum
Principal accounting policies
Estimated useful lives	32 years 5 months 1 day
Land use rights | Maximum
Principal accounting policies
Estimated useful lives	50 years
Building
Principal accounting policies
Estimated useful lives	20 years
Leasehold improvements
Principal accounting policies
Estimated useful lives	Lesser of the lease period or the estimated useful life
Electronic equipment | Minimum
Principal accounting policies
Estimated useful lives	3 years
Electronic equipment | Maximum
Principal accounting policies
Estimated useful lives	5 years
Furniture and fixtures
Principal accounting policies
Estimated useful lives	5 years
Motor vehicles
Principal accounting policies
Estimated useful lives	5 years
Other assets
Principal accounting policies
Estimated useful lives	5 years
Credit Management Company
Principal accounting policies
Equity interest					¥ 18,000
Percentage of equity interest owned				3.00%	3.00%
Human Resources Management Consulting Company
Principal accounting policies
Equity interest					¥ 1,000
Percentage of equity interest owned				10.00%	10.00%
Companies That Provide Business Process Outsourcing Services in China
Principal accounting policies
Equity interest					¥ 3,800
Percentage of equity interest owned				5.00%	5.00%
Number of companies | company	38
Denominated in United States dollars
Principal accounting policies
Amount of cash and restricted cash held in U.S. dollars				$ 22,405	¥ 145,489	$ 36,735	¥ 224,784